UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania     May 12, 2006

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         49

Form 13F Information Table Value Total:         $858,442,353

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Acusphere Inc.               Com    00511R870    14,370,741  2,580,612  Sole         2,580,612         0
American Axle & Mfg. Holding Com    024061103    27,976,081  1,633,163  Sole         1,117,600   515,563
American International Group Com    026874107    18,630,175    281,891  Sole           278,350     3,541
Apria Healthcare             Com    037933108    28,415,023  1,236,511  Sole           915,600   320,911
Bank of America Corporation  Com    060505104    10,271,092    225,540  Sole                 0   225,540
Cisco Systems                Com    17275R102    25,796,423  1,190,421  Sole           844,100   346,321
Citigroup Inc.               Com    172967101    28,301,133    599,219  Sole           355,400   243,819
Coca Cola Co.                Com    191216100    24,682,029    589,492  Sole           438,350   151,142
Cooper Tire & Rubber         Com    216831107     7,676,322    535,308  Sole                 0   535,308
Corillian Corp.              Com    218725109       671,025    172,500  Sole                 0   172,500
CT Communications Inc.       Com    126426402    14,824,312  1,090,825  Sole           905,500   185,325
Direct TV Group              Com    25459L106    44,897,558  2,737,656  Sole         2,173,100   564,556
Ditech Communications        Com    25500M103    14,845,291  1,420,602  Sole         1,420,602         0
Exxon Mobil Corp.            Com    30231G102       225,791      3,710  Sole                 0     3,710
Fairchild Semiconductor      Com    303726103    17,509,845    918,188  Sole           262,900   655,288
Federal National Mortgage    Com    313586109     7,136,171    138,836  Sole                 0   138,836
First Avenue Networks Inc.   Com    31865X106    41,210,598  4,721,218  Sole         3,832,218   889,000
Freescale Semiconductor - B  Com    35687M206     1,205,746     43,419  Sole                 0    43,419
Hasbro, Inc.                 Com    418056107    17,171,855    813,832  Sole           496,350   317,482
Helix Energy Solutions       Com    42330P107    12,730,232    335,890  Sole                 0   335,890
Leadis Technology            Com    52171N103     5,010,896    882,200  Sole           882,200         0
Magellan Health Services     Com    559079207    54,443,119  1,345,271  Sole         1,020,400   324,871
Motorola                     Com    620076109     9,063,929    395,632  Sole                 0   395,632
MRO Software, Inc.           Com    55347W105     1,855,765    116,276  Sole                 0   116,276
NCR Corp.                    Com    62886E108    13,850,836    331,439  Sole           123,950   207,489
Newell Rubbermaid Inc.       Com    651229106    14,438,909    573,200  Sole           309,700   263,500
Newmont Mining               Com    651639106     6,559,778    126,417  Sole                 0   126,417
Nokia Corp.                  Com    654902204    13,043,177    629,497  Sole                 0   629,497
North Pittsburgh Systems Inc Com    661562108    10,955,049    469,368  Sole           468,200     1,168
OM Group, Inc.               Com    670872100     6,138,700    266,900  Sole           156,650   110,250
Peak International Ltd.      Com    G69586108     3,155,674  1,143,360  Sole                 0 1,143,360
Pfizer Inc.                  Com    717081103    34,127,392  1,369,478  Sole           946,450   423,028
Pharmion Corp.               Com    71715B409    18,868,021  1,047,060  Sole           713,300   333,760
Plato Learning Inc.          Com    72764Y100     6,439,440    678,550  Sole           570,000   108,550
PNC Financial Services Group Com    693475105     9,461,766    140,570  Sole                 0   140,570
Spectrum Control             Com    847615101    12,526,852  1,531,400  Sole           994,900   536,500
Sprint Nextel                Com    852061100   102,486,686  3,966,203  Sole         2,907,200 1,059,003
Stolt Offshore SA            Com    861567105     9,146,071    590,450  Sole                 0   590,450
Stratos International        Com    863100202     8,854,505  1,094,500  Sole         1,094,500         0
Time Warner Inc.             Com    887317105    16,154,583    962,155  Sole           851,500   110,655
Tollgrade Communications     Com    889542106     1,264,800     85,000  Sole                 0    85,000
Tyco International Ltd.      Com    902124106    54,849,310  2,040,525  Sole         1,564,550   475,975
United Online Inc.           Com    911268100    13,673,845  1,063,285  Sole           454,300   608,985
USA Mobility Inc.            Com    90341G103     6,857,984    240,800  Sole           240,800         0
UST Inc.                     Com    902911106     2,973,360     71,475  Sole                 0    71,475
Verizon Communications       Com    92343V104       202,589      5,948  Sole                 0     5,948
Wal-Mart Stores              Com    931142103    25,708,576    544,212  Sole           322,850   221,362
Wilsons Leather Experts      Com    972463103    25,710,541  7,471,568  Sole         6,271,063 1,200,505
WSFS Financial               Com    929328102    12,072,757    192,150  Sole                 0   192,150

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